Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
4. Property and Equipment
Property and equipment consisted of the following:

	March 31,	December 31,
	2022	2021

	(in thousands)
Greenhouse facility	$11,033	$10,194
Equipment	4,986	3,683
Land	3,991	4,122
Leasehold improvements	3,947	3,947
Construction-in-progress	21,549	16,375
Less: Accumulated depreciation	(1,512)	(971)

Property and equipment, net	$43,994	$37,350

Depreciation expense related to property and equipment was $541 thousand and $124 thousand for the three months ended March 31, 2022 and 2021, respectively.

5. Property and Equipment
Property and equipment consisted of the following:

	December 31,
	2021	2020

	(in thousands)
Greenhouse facility	$10,194	$5,203
Equipment	3,683	1,621
Land	4,122	345
Leasehold improvements	3,947	—
Construction-in-progress	16,375	1,541
Right-of-use asset (lease)	55	—
Less: Accumulated depreciation	(971)	(287)

Property and equipment, net	$37,405	$8,423

Depreciation expense related to property and equipment was $684 thousand and $287 thousand for the years ended December 31, 2021 and 2020, respectively.